Business Combination / Acquisition - Schedule Merger Agreement Based On Common Stock Outstandings (Details) - shares	Dec. 31, 2016	Nov. 15, 2016	Dec. 31, 2015
Shares of Marina common stock outstanding as of November 15, 2016	89,771,379		58,392,827
Shares of Marina common stock issued to IThena upon closing of transaction	89,771,379		58,392,827
Merger Agreement [Member]
Shares of Marina common stock outstanding as of November 15, 2016		31,378,551
Divided by the percentage of Marina ownership of combined company		35.00%
Adjusted total shares of common stock of combined company		89,771,379
Multiplied by the assumed percentage of IThena ownership of combined company		65.00%
Shares of Marina common stock issued to IThena upon closing of transaction		58,392,828